UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2019

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Calibrated Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

20	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

53	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Calibrated Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund
Semiannual Report

For the six-month period ended May 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 through May 31, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/18 – 5/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/18	5/31/19	12/1/18 – 5/31/19
Class A
Actual	$1,000.00	$1,006.10	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class C
Actual	$1,000.00	$1,002.30	$8.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.45	$8.55
Class F
Actual	$1,000.00	$1,006.90	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class F3
Actual	$1,000.00	$1,007.40	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class I
Actual	$1,000.00	$1,007.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class P
Actual	$1,000.00	$1,005.50	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R2
Actual	$1,000.00	$1,004.30	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R3
Actual	$1,000.00	$1,004.80	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R4
Actual	$1,000.00	$1,006.20	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R5
Actual	$1,000.00	$1,007.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R6
Actual	$1,000.00	$1,008.00	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.63% for Class F3, 0.70% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Communication Services	4.25%
Consumer Discretionary	10.35%
Consumer Staples	17.22%
Energy	4.58%
Financials	7.08%
Health Care	9.87%
Industrials	18.34%
Information Technology	14.40%
Materials	4.87%
Utilities	8.58%
Repurchase Agreement	0.46%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/18	5/31/19	12/1/18 – 5/31/19
Class A
Actual	$1,000.00	$1,097.30	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class C
Actual	$1,000.00	$1,093.80	$9.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.41	$9.60
Class F
Actual	$1,000.00	$1,098.50	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.14
Class F3
Actual	$1,000.00	$1,099.50	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class I
Actual	$1,000.00	$1,098.70	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class P
Actual	$1,000.00	$1,096.50	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84
Class R2
Actual	$1,000.00	$1,096.00	$7.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.35	$7.64
Class R3
Actual	$1,000.00	$1,096.40	$7.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R4
Actual	$1,000.00	$1,097.30	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R5
Actual	$1,000.00	$1,099.10	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R6
Actual	$1,000.00	$1,099.10	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.16% for Class A, 1.91% for C, 1.02% for Class F, 0.85% for Class F3, 0.92% for Class I, 1.36% for Class P, 1.52% for Class R2, 1.41% for Class R3, 1.16% for Class R4, 0.91% for Class R5 and 0.85% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Consumer Discretionary	14.82%
Consumer Staples	3.34%
Energy	0.97%
Financials	7.79%
Health Care	14.80%
Industrials	17.18%
Information Technology	33.11%
Materials	4.36%
Real Estate	1.99%
Repurchase Agreement	1.64%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/18	5/31/19	12/1/18 – 5/31/19
Class A
Actual	$1,000.00	$ 928.80	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class C
Actual	$1,000.00	$ 925.30	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$9.85
Class F
Actual	$1,000.00	$ 929.30	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class F3
Actual	$1,000.00	$ 930.20	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class I
Actual	$1,000.00	$ 930.20	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class P
Actual	$1,000.00	$ 928.40	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R2
Actual	$1,000.00	$ 927.50	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.80
Class R3
Actual	$1,000.00	$ 927.60	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class R4
Actual	$1,000.00	$ 928.80	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R5
Actual	$1,000.00	$ 930.30	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R6
Actual	$1,000.00	$ 930.60	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.96% for C, 1.06% for Class F, 0.86% for Class F3, 0.96% for Class I, 1.41% for Class P, 1.55% for Class R2, 1.46% for Class R3, 1.20% for Class R4, 0.91% for Class R5 and 0.86% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Consumer Discretionary	13.50%
Consumer Staples	2.74%
Energy	6.27%
Financials	21.55%
Health Care	3.61%
Industrials	19.37%
Information Technology	11.20%
Materials	6.95%
Real Estate	7.40%
Utilities	3.52%
Repurchase Agreement	3.89%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.36%

Aerospace & Defense 6.78%
General Dynamics Corp.	77,500	$12,464
Harris Corp.	172,900	32,365
Lockheed Martin Corp.	91,061	30,828
Northrop Grumman Corp.	104,000	31,538
Raytheon Co.	57,000	9,946
United Technologies Corp.	294,700	37,221
Total		154,362

Air Freight & Logistics 0.44%
CH Robinson Worldwide, Inc.	126,300	10,057

Banks 0.25%
Commerce Bancshares, Inc.	97,835	5,609

Beverages 4.44%
Coca-Cola Co. (The)	908,279	44,624
PepsiCo, Inc.	441,202	56,474
Total		101,098

Biotechnology 1.03%
AbbVie, Inc.	304,507	23,359

Capital Markets 2.08%
S&P Global, Inc.	170,400	36,445
T. Rowe Price Group, Inc.	108,100	10,933
Total		47,378

Chemicals 3.93%
Air Products & Chemicals, Inc.	80,100	16,308
Ecolab, Inc.	116,500	21,446
PPG Industries, Inc.	214,486	22,446
Sherwin-Williams Co. (The)	69,850	29,299
Total		89,499

Commercial Services & Supplies 1.08%
Healthcare Services Group, Inc.	315,600	9,976
Waste Management, Inc.	134,500	14,708
Total		24,684
Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 4.25%
AT&T, Inc.	1,452,064	$44,404
Verizon Communications, Inc.	962,600	52,317
Total		96,721

Electric: Utilities 5.45%
Duke Energy Corp.	463,400	39,672
Edison International	399,600	23,724
Eversource Energy	349,000	25,770
NextEra Energy, Inc.	122,800	24,340
Xcel Energy, Inc.	187,100	10,729
Total		124,235

Electrical Equipment 0.69%
Hubbell, Inc.	137,900	15,795

Food & Staples Retailing 5.41%
Casey’s General Stores, Inc.	47,400	6,118
Costco Wholesale Corp.	136,600	32,727
Sysco Corp.	381,100	26,227
Walgreens Boots Alliance, Inc.	386,019	19,046
Walmart, Inc.	386,470	39,204
Total		123,322

Food Products 1.49%
Flowers Foods, Inc.	552,300	12,355
General Mills, Inc.	211,300	10,447
J.M. Smucker Co. (The)	92,400	11,232
Total		34,034

Gas Utilities 1.05%
Atmos Energy Corp.	144,000	14,659
UGI Corp.	178,900	9,233
Total		23,892

Health Care Equipment & Supplies 5.85%
Abbott Laboratories	655,400	49,895
Becton, Dickinson & Co.	73,200	17,088
Medtronic plc (Ireland)(a)	601,303	55,669
West Pharmaceutical Services, Inc.	92,000	10,543
Total		133,195

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 0.78%
AmerisourceBergen Corp.	227,600	$17,721

Hotels, Restaurants & Leisure 1.77%
McDonald’s Corp.	113,226	22,449
Starbucks Corp.	236,200	17,966
Total		40,415

Household Products 4.67%
Church & Dwight Co., Inc.	176,000	13,096
Clorox Co. (The)	130,400	19,405
Kimberly-Clark Corp.	160,715	20,554
Procter & Gamble Co. (The)	519,100	53,420
Total		106,475

Industrial Conglomerates 2.35%
3M Co.	188,417	30,100
Roper Technologies, Inc.	68,000	23,386
Total		53,486

Information Technology Services 6.28%
Accenture plc Class A (Ireland)(a)	224,000	39,887
Automatic Data Processing, Inc.	208,300	33,353
International Business Machines Corp.	221,300	28,103
Visa, Inc. Class A	258,600	41,720
Total		143,063

Insurance 4.74%
American Financial Group, Inc.	126,500	12,422
Chubb Ltd. (Switzerland)(a)	285,000	41,630
Prudential Financial, Inc.	158,900	14,679
Torchmark Corp.	168,900	14,443
Travelers Cos., Inc. (The)	171,100	24,907
Total		108,081

Leisure Products 0.67%
Hasbro, Inc.	160,400	15,260

Investments	Shares	Fair Value (000)
Machinery 2.40%
Caterpillar, Inc.	69,100	$8,279
Cummins, Inc.	161,900	24,408
Dover Corp.	245,400	21,941
Total		54,628

Media 1.33%
Comcast Corp. Class A	741,000	30,381

Metals & Mining 0.94%
Nucor Corp.	444,100	21,317

Multi-Line Retail 1.43%
Target Corp.	404,200	32,518

Multi-Utilities 2.06%
Consolidated Edison, Inc.	155,400	13,411
Dominion Energy, Inc.	370,500	27,854
NorthWestern Corp.	80,600	5,718
Total		46,983

Oil, Gas & Consumable Fuels 4.57%
Chevron Corp.	531,262	60,484
Exxon Mobil Corp.	255,200	18,061
Occidental Petroleum Corp.	308,197	15,339
ONEOK, Inc.	162,000	10,306
Total		104,190

Pharmaceuticals 2.20%
Johnson & Johnson	382,523	50,168

Professional Services 0.47%
Robert Half International, Inc.	200,600	10,764

Road & Rail 4.09%
CSX Corp.	248,800	18,528
J.B. Hunt Transport Services, Inc.	163,100	13,886
Union Pacific Corp.	364,800	60,842
Total		93,256

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.59%
Microchip Technology, Inc.	286,367	$22,918
QUALCOMM, Inc.	358,426	23,950
Texas Instruments, Inc.	328,000	34,214
Xilinx, Inc.	228,400	23,367
Total		104,449

Software 3.51%
CDK Global, Inc.	272,600	13,194
Microsoft Corp.	539,400	66,713
Total		79,907

Specialty Retail 3.08%
Lowe’s Cos., Inc.	451,375	42,104
TJX Cos., Inc. (The)	559,900	28,158
Total		70,262

Textiles, Apparel & Luxury Goods 2.04%
NIKE, Inc. Class B	602,900	46,508

Tobacco 1.17%
Philip Morris International, Inc.	346,900	26,756
Total Common Stocks (cost $2,066,063,493)		2,263,828
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $9,380,000 of U.S. Treasury Note at 0.625% due 7/15/2021; value: $10,642,220; proceeds: $10,431,884 (cost $10,430,623)	$10,431	$10,431
Total Investments in Securities 99.82% (cost $2,076,494,116)		2,274,259
Other Assets in Excess of Liabilities(b) 0.18%		4,099
Net Assets 100.00%		$2,278,358

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 Index	June 2019	68	Long	$9,805,437	$9,358,840	$(446,597)

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,263,828	$–	$–	$2,263,828
Short-Term Investment
Repurchase Agreement	–	10,431	–	10,431
Total	$2,263,828	$10,431	$–	$2,274,259

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(447)	–	–	(447)
Total	$(447)	$–	$–	$(447)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2019

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.47%

Aerospace & Defense 3.52%
Harris Corp.	71,664	$13,415
TransDigm Group, Inc.*	34,675	15,290
Total		28,705

Air Freight & Logistics 0.88%
Expeditors International of Washington, Inc.	103,510	7,203

Banks 0.68%
First Republic Bank	57,029	5,533

Beverages 1.29%
Brown-Forman Corp. Class B	209,950	10,493

Biotechnology 3.28%
Amarin Corp. plc ADR*	188,740	3,346
AnaptysBio, Inc.*	37,234	2,711
BioMarin Pharmaceutical, Inc.*	71,845	5,909
Exact Sciences Corp.*	25,619	2,655
Myovant Sciences Ltd. (United Kingdom)*(a)	207,780	2,042
Neurocrine Biosciences, Inc.*	79,713	6,758
Sarepta Therapeutics, Inc.*	28,564	3,252
Total		26,673

Building Products 1.53%
Allegion plc (Ireland)(a)	128,708	12,491

Capital Markets 4.34%
E*TRADE Financial Corp.	161,298	7,226
MarketAxess Holdings, Inc.	26,283	7,828
Moody’s Corp.	65,771	12,028
MSCI, Inc.	37,667	8,287
Total		35,369

Chemicals 1.54%
Ashland Global Holdings, Inc.	67,151	5,028
Axalta Coating Systems Ltd.*	152,067	3,575
FMC Corp.	53,680	3,943
Total		12,546
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.91%
Cintas Corp.	35,922	$7,968
Healthcare Services Group, Inc.	240,740	7,610
Total		15,578

Construction Materials 1.50%
Vulcan Materials Co.	97,590	12,190

Consumer Finance 0.74%
SLM Corp.	629,606	5,988

Containers & Packaging 1.33%
Avery Dennison Corp.	104,030	10,825

Diversified Consumer Services 0.95%
Service Corp. International	176,815	7,757

Electrical Equipment 2.41%
AMETEK, Inc.	137,850	11,289
Hubbell, Inc.	72,466	8,300
Total		19,589

Electronic Equipment, Instruments & Components 1.50%
Keysight Technologies, Inc.*	82,261	6,180
Trimble, Inc.*	152,223	6,074
Total		12,254

Equity Real Estate Investment Trusts 1.99%
SBA Communications Corp.*	74,951	16,220

Food Products 0.25%
Beyond Meat, Inc.*	19,180	1,997

Health Care Equipment & Supplies 4.90%
ABIOMED, Inc.*	18,872	4,943
Align Technology, Inc.*	29,964	8,520
Edwards Lifesciences Corp.*	76,685	13,090
Insulet Corp.*	24,935	2,738
Teleflex, Inc.	36,771	10,601
Total		39,892

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.97%
Centene Corp.*	209,817	$12,117
Guardant Health, Inc.*	50,940	3,916
Total		16,033

Hotels, Restaurants & Leisure 3.80%
Aramark	333,366	11,598
Chipotle Mexican Grill, Inc.*	8,827	5,825
Norwegian Cruise Line Holdings Ltd.*	126,078	6,898
Vail Resorts, Inc.	30,987	6,666
Total		30,987

Household Products 1.41%
Church & Dwight Co., Inc.	153,866	11,449

Industrial Conglomerates 1.39%
Roper Technologies, Inc.	32,824	11,289

Information Technology Services 11.60%
DXC Technology Co.	59,874	2,846
Euronet Worldwide, Inc.*	60,793	9,425
Fidelity National Information Services, Inc.	123,246	14,827
FleetCor Technologies, Inc.*	49,078	12,672
Global Payments, Inc.	114,614	17,655
GoDaddy, Inc. Class A*	133,257	9,914
Square, Inc. Class A*	22,978	1,424
Total System Services, Inc.	98,100	12,118
Worldpay, Inc. Class A*	111,925	13,615
Total		94,496

Insurance 2.05%
Goosehead Insurance, Inc. Class A	185,187	6,784
RenaissanceRe Holdings Ltd.	56,663	9,884
Total		16,668

Interactive Media & Services 2.27%
IAC/InterActiveCorp.*	57,027	12,594
Twitter, Inc.*	160,702	5,856
Total		18,450
			Fair
			Value
Investments	Shares		(000)
Internet & Direct Marketing Retail 0.40%
GrubHub, Inc.*		50,118	$3,265

Life Sciences Tools & Services 2.96%
Agilent Technologies, Inc.		94,543	6,339
Charles River Laboratories International, Inc.*		52,741	6,616
Illumina, Inc.*		12,064	3,703
Mettler-Toledo International, Inc.*		10,338	7,475
Total			24,133

Machinery 2.78%
Fortive Corp.		178,017	13,556
Stanley Black & Decker, Inc.		71,697	9,121
Total			22,677

Multi-Line Retail 3.00%
Dollar General Corp.		123,279	15,691
Dollar Tree, Inc.*		85,938	8,730
Total			24,421

Oil, Gas & Consumable Fuels 0.97%
Cimarex Energy Co.		76,179	4,357
Parsley Energy, Inc. Class A*		197,310	3,518
Total			7,875

Personal Products 0.41%
Shiseido Co., Ltd.(b)	JPY	46,450	3,333

Pharmaceuticals 1.71%
Elanco Animal Health, Inc.*		127,752	3,996
Zoetis, Inc.		98,316	9,935
Total			13,931

Professional Services 1.37%
CoStar Group, Inc.*		21,826	11,123

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2019

		Fair
		Value
Investments	Shares	(000)
Road & Rail 1.40%
J.B. Hunt Transport Services, Inc.	71,396	$6,079
Lyft, Inc. Class A*	17,733	1,022
Old Dominion Freight Line, Inc.	32,363	4,286
Total		11,387

Semiconductors & Semiconductor Equipment 6.11%
Advanced Micro Devices, Inc.*	240,700	6,597
Analog Devices, Inc.	92,495	8,937
Lam Research Corp.	53,890	9,410
Marvell Technology Group Ltd.	185,052	4,127
Microchip Technology, Inc.	58,166	4,655
Skyworks Solutions, Inc.	47,377	3,157
Universal Display Corp.	27,138	3,987
Xilinx, Inc.	87,183	8,920
Total		49,790

Software 10.88%
Anaplan, Inc.*	84,205	3,664
New Relic, Inc.*	64,171	6,438
Pagerduty, Inc.*	32,996	1,696
Palo Alto Networks, Inc.*	53,879	10,783
PTC, Inc.*	44,277	3,722
Red Hat, Inc.*	66,660	12,285
RingCentral, Inc. Class A*	111,324	13,342
ServiceNow, Inc.*	90,552	23,719
Splunk, Inc.*	111,106	12,665
Zoom Video Communications, Inc. Class A*	3,672	293
Total		88,607

Specialty Retail 5.93%
Burlington Stores, Inc.*	94,006	14,719
O’Reilly Automotive, Inc.*	41,302	15,338
Tractor Supply Co.	99,579	10,036
Ulta Salon, Cosmetics & Fragrance, Inc.*	24,709	8,238
Total		48,331
		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 0.78%
NetApp, Inc.	107,225	$6,348

Textiles, Apparel & Luxury Goods 0.74%
Carter’s, Inc.	71,924	6,050
Total Common Stocks (cost $629,046,509)		801,946

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.64%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $13,560,000 of U.S. Treasury Note at 2.250% due 3/31/2021; value: $13,644,899; proceeds: $13,378,916 (cost $13,377,299)	$13,377	13,377
Total Investments in Securities 100.11% (cost $642,423,808)		815,323
Liabilities in Excess of Other Assets (0.11)%		(856)
Net Assets 100.00%		$814,467

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks
Personal Products	$–	$3,333	$–	$3,333
Remaining Industries	798,613	–	–	798,613
Short-Term Investment
Repurchase Agreement	–	13,377	–	13,377
Total	$798,613	$16,710	$–	$815,323

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.96%

Aerospace & Defense 1.01%
National Presto Industries, Inc.	78,500	$7,684

Airlines 1.03%
Hawaiian Holdings, Inc.	313,900	7,841

Auto Components 3.28%
Dorman Products, Inc.*	142,595	11,645
LCI Industries	160,917	13,335
Total		24,980

Banks 10.19%
Bank of Hawaii Corp.	50,300	3,806
Bank of N.T. Butterfield & Son Ltd. (The)	108,800	3,593
BankUnited, Inc.	117,200	3,807
Cadence BanCorp	195,500	3,617
CenterState Bank Corp.	173,500	3,798
Columbia Banking System, Inc.	135,200	4,509
First Merchants Corp.	229,800	7,641
Prosperity Bancshares, Inc.	57,900	3,752
Renasant Corp.	226,900	7,669
Seacoast Banking Corp. of Florida*	157,844	3,660
Sterling Bancorp	193,500	3,736
TCF Financial Corp.	394,300	7,515
Webster Financial Corp.	83,200	3,684
Western Alliance Bancorp*	271,100	11,156
Wintrust Financial Corp.	83,800	5,677
Total		77,620

Beverages 1.53%
Cott Corp.	897,400	11,684

Building Products 2.00%
Apogee Enterprises, Inc.	101,500	3,679
Gibraltar Industries, Inc.*	322,900	11,528
Total		15,207
		Fair
		Value
Investments	Shares	(000)
Capital Markets 4.75%
BrightSphere Investment Group plc (United Kingdom)(a)	1,062,433	$11,411
Federated Investors, Inc. Class B	128,900	3,935
Main Street Capital Corp.	195,500	7,750
Moelis & Co. Class A	119,700	3,804
Victory Capital Holdings, Inc.
Class A*	564,300	9,271
Total		36,171

Chemicals 3.98%
AdvanSix, Inc.*	273,091	6,658
Chase Corp.	77,900	7,922
PolyOne Corp.	314,784	7,910
Valvoline, Inc.	449,400	7,842
Total		30,332

Commercial Services & Supplies 1.50%
Steelcase, Inc. Class A	713,300	11,441

Communications Equipment 1.43%
Plantronics, Inc.	265,800	10,917

Construction & Engineering 4.01%
Arcosa, Inc.	502,553	17,032
EMCOR Group, Inc.	168,201	13,550
Total		30,582

Electric: Utilities 1.72%
Portland General Electric Co.	247,800	13,099

Electronic Equipment, Instruments & Components 5.00%
Anixter International, Inc.*	140,600	7,503
Avnet, Inc.	281,100	11,480
Belden, Inc.	72,179	3,696
Littelfuse, Inc.	47,400	7,736
Tech Data Corp.*	85,100	7,714
Total		38,129

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2019

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.35%
Cactus, Inc. Class A*	241,000	$7,845
Oceaneering International, Inc.*	355,100	5,824
Patterson-UTI Energy, Inc.	397,479	4,225
Total		17,894

Equity Real Estate Investment Trusts 6.55%
First Industrial Realty Trust, Inc.	344,500	11,958
Highwoods Properties, Inc.	269,400	11,816
Pebblebrook Hotel Trust	243,611	6,780
STAG Industrial, Inc.	267,600	7,808
Weingarten Realty Investors	408,500	11,520
Total		49,882

Food Products 0.46%
Sanderson Farms, Inc.	25,873	3,537

Health Care Providers & Services 1.01%
AMN Healthcare Services, Inc.*	159,000	7,702

Hotels, Restaurants & Leisure 3.06%
Arcos Dorados Holdings, Inc. Class A (Uruguay)(a)	1,232,238	8,009
Cheesecake Factory, Inc. (The)	177,400	7,673
Cracker Barrel Old Country Store, Inc.	48,500	7,619
Total		23,301

Information Technology Services 2.91%
CACI International, Inc. Class A*	19,300	3,928
Conduent, Inc.*	1,165,350	10,371
MAXIMUS, Inc.	111,000	7,909
Total		22,208

			Fair
			Value
Investments	Shares		(000)
Insurance 6.03%
Argo Group International Holdings Ltd.		215,900	$15,219
Axis Capital Holdings Ltd.		164,500	9,801
Hanover Insurance Group, Inc. (The)		49,000	5,986
RenaissanceRe Holdings Ltd.		85,810	14,968
Total			45,974

Life Sciences Tools & Services 2.63%
Cambrex Corp.*		358,876	14,283
Syneos Health, Inc.*		140,400	5,789
Total			20,072

Machinery 6.17%
Alamo Group, Inc.		130,390	12,378
Columbus McKinnon Corp.		358,800	13,010
Crane Co.		147,990	11,315
Milacron Holdings Corp.*		896,342	10,290
Total			46,993

Media 2.16%
Entercom Communications Corp. Class A		1,923,600	11,138
Scholastic Corp.		159,900	5,291
Total			16,429

Metals & Mining 3.04%
Kaiser Aluminum Corp.		86,400	7,700
Lundin Mining Corp.(b)	CAD	1,718,000	7,677
Warrior Met Coal, Inc.		300,100	7,746
Total			23,123

Multi-Utilities 1.83%
NorthWestern Corp.		197,000	13,975

Oil, Gas & Consumable Fuels 3.98%
Centennial Resource Development, Inc. Class A*		796,535	6,293
Jagged Peak Energy, Inc.*		872,700	7,243
Parsley Energy, Inc. Class A*		530,297	9,455
PBF Energy, Inc. Class A		277,200	7,318
Total			30,309

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2019

Investments	Shares	Fair Value (000)
Professional Services 1.36%
ICF International, Inc.	142,396	$10,379

Real Estate Management & Development 0.92%
Marcus & Millichap, Inc.*	229,009	6,994

Road & Rail 1.44%
Landstar System, Inc.	114,328	11,004

Semiconductors & Semiconductor Equipment 1.95%
Advanced Energy Industries, Inc.*	78,900	3,958
Entegris, Inc.	318,038	10,922
Total		14,880

Specialty Retail 2.62%
Urban Outfitters, Inc.*	486,219	10,925
Williams-Sonoma, Inc.	153,828	8,999
Total		19,924

Textiles, Apparel & Luxury Goods 2.51%
Carter’s, Inc.	89,100	7,494
Skechers U.S.A., Inc. Class A*	276,171	7,713
Steven Madden Ltd.	129,400	3,916
Total		19,123

Thrifts & Mortgage Finance 0.77%
Essent Group Ltd.*	124,800	5,859

Tobacco 0.76%
Turning Point Brands, Inc.	118,200	5,819
Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.02%
MSC Industrial Direct Co., Inc. Class A	109,500	$7,737
Total Common Stocks (cost $752,190,001)		738,805

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.92%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $30,305,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $30,494,740; proceeds: $29,896,306 (cost $29,892,694)	$29,893	29,893
Total Investments in Securities 100.88% (cost $782,082,695)		768,698
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.88)%		(6,686)
Net Assets 100.00%		$762,012

CAD	Canadian Dollar
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$738,805	$–	$–	$738,805
Short-Term Investment
Repurchase Agreement	–	29,893	–	29,893
Total	$738,805	$29,893	$–	$768,698

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)

May 31, 2019

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,076,494,116	$642,423,808	$782,082,695
Investments in securities, at fair value	$2,274,258,581	$815,322,548	$768,697,693
Cash	–	100	73
Deposits with brokers for futures collateral	428,400	–	–
Receivables:
Interest and dividends	6,548,150	559,000	641,632
Investment securities sold	5,540,396	–	381,097
Capital shares sold	1,449,542	171,558	357,889
From advisor (See Note 3)	21,721	–	–
Prepaid expenses and other assets	139,875	75,842	86,243
Total assets	2,288,386,665	816,129,048	770,164,627
LIABILITIES:
Payables:
Capital shares reacquired	2,686,731	651,711	6,743,758
Investment securities purchased	4,627,424	–	–
Management fee	1,083,030	533,862	524,842
Directors’ fees	374,538	119,588	400,994
12b-1 distribution plan	526,459	113,681	105,150
Variation margin on futures contracts	137,529	–	–
Fund administration	80,091	28,473	27,992
Accrued expenses	513,257	214,572	349,647
Total liabilities	10,029,059	1,661,887	8,152,383
NET ASSETS	$2,278,357,606	$814,467,161	$762,012,244
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,045,641,689	$635,182,894	$639,481,916
Total distributable earnings	232,715,917	179,284,268	122,530,328
Net Assets	$2,278,357,606	$814,467,162	$762,012,244

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2019

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$1,563,645,978	$350,308,298	$276,773,168
Class C Shares	$213,227,105	$26,387,939	$9,702,700
Class F Shares	$247,189,868	$20,154,496	$10,367,057
Class F3 Shares	$184,491,619	$6,982,267	$28,811,136
Class I Shares	$37,209,214	$383,405,626	$390,020,107
Class P Shares	$895,439	$3,036,685	$22,229,869
Class R2 Shares	$948,635	$758,920	$761,242
Class R3 Shares	$14,464,341	$16,503,000	$5,522,057
Class R4 Shares	$4,785,271	$1,008,698	$2,313,522
Class R5 Shares	$386,060	$78,185	$12,392
Class R6 Shares	$11,114,076	$5,843,047	$15,498,994
Outstanding shares by class:
Class A Shares (400, 100 and 300 million shares of common stock authorized, $.001 par value)	106,930,859	15,783,713	17,477,897
Class C Shares (40, 20 and 20 million shares of common stock authorized, $.001 par value)	14,796,485	1,642,398	1,296,473
Class F Shares (100, 30 and 30 million shares of common stock authorized, $.001 par value)	16,881,945	869,868	648,525
Class F3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	12,438,386	272,632	1,476,316
Class I Shares (100, 30 and 200 million shares of common stock authorized, $.001 par value)	2,518,541	15,055,705	20,100,513
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	60,892	140,845	1,497,211
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	64,231	36,171	51,992
Class R3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	994,671	769,105	369,973
Class R4 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	327,604	45,447.18	146,030
Class R5 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	26,143	3,067	638
Class R6 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	749,472	228,192	794,344
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.62	$22.19	$15.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.51	$23.54	$16.81
Class C Shares-Net asset value	$14.41	$16.07	$ 7.48
Class F Shares-Net asset value	$14.64	$23.17	$15.99
Class F3 Shares-Net asset value	$14.83	$25.61	$19.52
Class I Shares-Net asset value	$14.77	$25.47	$19.40
Class P Shares-Net asset value	$14.71	$21.56	$14.85
Class R2 Shares-Net asset value	$14.77	$20.98	$14.64
Class R3 Shares-Net asset value	$14.54	$21.46	$14.93
Class R4 Shares-Net asset value	$14.61	$22.19	$15.84
Class R5 Shares-Net asset value	$14.77	$25.49	$19.42
Class R6 Shares-Net asset value	$14.83	$25.61	$19.51

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2019

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $38,103, respectively)	$30,074,787	$2,477,038	$4,825,917
Interest and other	71,382	46,932	76,112
Total investment income	30,146,169	2,523,970	4,902,029
Expenses:
Management fee	6,185,073	2,923,142	3,129,839
12b-1 distribution plan-Class A	1,962,546	423,207	374,500
12b-1 distribution plan-Class C	1,095,697	132,601	52,504
12b-1 distribution plan-Class F	116,674	9,885	7,156
12b-1 distribution plan-Class P	3,009	6,412	54,243
12b-1 distribution plan-Class R2	3,602	2,531	2,226
12b-1 distribution plan-Class R3	38,576	41,625	14,615
12b-1 distribution plan-Class R4	5,580	1,154	2,962
Shareholder servicing	953,009	288,113	431,604
Fund administration	456,059	155,901	166,925
Registration	99,130	66,890	69,808
Reports to shareholders	96,756	25,315	24,642
Professional	34,044	26,942	49,713
Directors’ fees	33,553	11,096	13,749
Custody	28,886	5,829	9,685
Other	61,674	60,663	67,760
Gross expenses	11,173,868	4,181,306	4,471,931
Expense reductions (See Note 9)	(40,690)	(8,048)	(11,654)
Fees waived and expenses reimbursed (See Note 3)	(116,674)	–	–
Net expenses	11,016,504	4,173,258	4,460,277
Net investment income (loss)	19,129,665	(1,649,288)	441,752
Net realized and unrealized gain (loss):
Net realized gain on investments	42,763,796	14,738,403	136,030,190
Net realized gain on futures contracts	169,384	–	–
Net realized gain on foreign currency exchange contracts	–	652	–
Net realized gain (loss) on foreign currency related transactions	–	281	(2,093)
Net change in unrealized appreciation/depreciation on investments	(51,179,612)	58,111,360	(199,204,694)
Net change in unrealized appreciation/depreciation on futures contracts	(517,362)	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	(48)
Net realized and unrealized gain (loss)	(8,763,794)	72,850,696	(63,176,645)
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,365,871	$71,201,408	$(62,734,893)

22	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Calibrated Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018
Operations:
Net investment income (loss)	$19,129,665	$36,874,367
Net realized gain on investments, futures contracts and foreign currency related transactions	42,933,180	155,963,291
Net change in unrealized appreciation/depreciation on investments and futures contracts	(51,696,974)	(84,281,671)
Net increase (decrease) in net assets resulting from operations	10,365,871	108,555,987
Distributions to shareholders:
Class A	(117,686,720)	(126,545,657)
Class B	–	(132,851)
Class C	(16,027,058)	(20,135,957)
Class F	(17,387,677)	(19,052,991)
Class F3	(13,716,286)	(13,955,362)
Class I	(3,025,741)	(3,375,520)
Class P	(110,051)	(131,367)
Class R2	(89,262)	(95,594)
Class R3	(1,218,148)	(1,554,876)
Class R4	(314,163)	(244,666)
Class R5	(17,077)	(16,214)
Class R6	(830,143)	(1,038,985)
Class T	—	(797)
Total distributions to shareholders	(170,422,326)	(186,280,837)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	214,413,700	322,788,033
Reinvestment of distributions	161,786,715	176,723,182
Cost of shares reacquired	(304,199,849)	(529,436,900)
Net increase (decrease) in net assets resulting from capital share transactions	72,000,566	(29,925,685)
Net increase (decrease) in net assets	(88,055,889)	(107,650,535)
NET ASSETS:
Beginning of period	$2,366,413,495	$2,474,064,030
End of period	$2,278,357,606	$2,366,413,495

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018

$(1,649,288)	$(3,103,488)	$441,752	$(2,103,000)

14,739,336	36,546,136	136,028,097	141,269,867

58,111,360	(1,411,098)	(199,204,742)	(135,048,489)
71,201,408	32,031,550	(62,734,893)	4,118,378

(17,630,578)	(28,549,207)	(47,826,419)	(47,222,302)
–	(86,592)	–	(31,048)
(1,847,374)	(4,578,110)	(2,989,801)	(5,116,270)
(1,005,180)	(1,671,970)	(3,017,435)	(2,930,151)
(313,063)	(453,908)	(4,096,535)	(3,523,248)
(17,104,054)	(409,334)	(58,302,292)	(66,476,918)
(149,527)	(224,141)	(4,024,562)	(4,514,604)
(48,322)	(122,850)	(104,944)	(88,595)
(934,613)	(1,768,118)	(954,955)	(984,885)
(45,753)	(86,785)	(274,383)	(435,819)
(3,310)	(4,974)	(1,680)	(37,155)
(426,422)	(4,845,357)	(2,546,155)	(2,448,692)
–	–	–	–
(39,508,196)	(42,801,346)	(124,139,161)	(133,809,687)

67,831,224	430,787,685	45,283,236	109,697,863
38,593,110	40,908,912	116,454,976	126,612,036
(116,005,701)	(184,253,889)	(128,460,110)	(351,422,496)

(9,581,367)	287,442,708	33,278,102	(115,112,597)
22,111,845	276,672,912	(153,595,952)	(244,803,906)

$792,355,317	$515,682,405	$915,608,196	$1,160,412,102
$814,467,162	$792,355,317	$762,012,244	$915,608,196

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$15.75	$0.12	$(0.11)	$ 0.01	$(0.11)	$(1.03)	$(1.14)
11/30/2018	16.26	0.24	0.48	0.72	(0.24)	(0.99)	(1.23)
11/30/2017	14.82	0.25	2.43	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.27	1.38	1.65	(0.25)	(1.00)	(1.25)
11/30/2015	16.97	0.26	(0.46)	(0.20)	(0.26)	(2.09)	(2.35)
11/30/2014	15.57	0.25	1.75	2.00	(0.24)	(0.36)	(0.60)
Class C
5/31/2019(c)	15.54	0.07	(0.11)	(0.04)	(0.06)	(1.03)	(1.09)
11/30/2018	16.06	0.12	0.47	0.59	(0.12)	(0.99)	(1.11)
11/30/2017	14.64	0.14	2.41	2.55	(0.16)	(0.97)	(1.13)
11/30/2016	14.27	0.17	1.35	1.52	(0.15)	(1.00)	(1.15)
11/30/2015	16.81	0.15	(0.45)	(0.30)	(0.15)	(2.09)	(2.24)
11/30/2014	15.44	0.14	1.72	1.86	(0.13)	(0.36)	(0.49)
Class F
5/31/2019(c)	15.77	0.14	(0.12)	0.02	(0.12)	(1.03)	(1.15)
11/30/2018	16.26	0.28	0.49	0.77	(0.27)	(0.99)	(1.26)
11/30/2017	14.80	0.28	2.44	2.72	(0.29)	(0.97)	(1.26)
11/30/2016	14.41	0.31	1.35	1.66	(0.27)	(1.00)	(1.27)
11/30/2015	16.96	0.29	(0.47)	(0.18)	(0.28)	(2.09)	(2.37)
11/30/2014	15.56	0.28	1.74	2.02	(0.26)	(0.36)	(0.62)
Class F3
5/31/2019(c)	15.96	0.15	(0.12)	0.03	(0.13)	(1.03)	(1.16)
11/30/2018	16.45	0.30	0.48	0.78	(0.28)	(0.99)	(1.27)
4/4/2017 to 11/30/2017(f)	14.66	0.24	1.70	1.94	(0.15)	–	(0.15)
Class I
5/31/2019(c)	15.91	0.14	(0.12)	0.02	(0.13)	(1.03)	(1.16)
11/30/2018	16.41	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.33	2.42	2.75	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.31	1.38	1.69	(0.28)	(1.00)	(1.28)
11/30/2015	17.07	0.30	(0.46)	(0.16)	(0.30)	(2.09)	(2.39)
11/30/2014	15.66	0.30	1.75	2.05	(0.28)	(0.36)	(0.64)
Class P
5/31/2019(c)	15.83	0.11	(0.11)	–	(0.09)	(1.03)	(1.12)
11/30/2018	16.34	0.21	0.48	0.69	(0.21)	(0.99)	(1.20)
11/30/2017	14.88	0.22	2.44	2.66	(0.23)	(0.97)	(1.20)
11/30/2016	14.47	0.24	1.39	1.63	(0.22)	(1.00)	(1.22)
11/30/2015	17.02	0.24	(0.47)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.62	0.23	1.74	1.97	(0.21)	(0.36)	(0.57)
Class R2
5/31/2019(c)	15.90	0.10	(0.11)	(0.01)	(0.09)	(1.03)	(1.12)
11/30/2018	16.40	0.19	0.49	0.68	(0.19)	(0.99)	(1.18)
11/30/2017	14.93	0.20	2.46	2.66	(0.22)	(0.97)	(1.19)
11/30/2016	14.52	0.22	1.38	1.60	(0.19)	(1.00)	(1.19)
11/30/2015	17.05	0.21	(0.46)	(0.25)	(0.19)	(2.09)	(2.28)
11/30/2014	15.65	0.20	1.75	1.95	(0.19)	(0.36)	(0.55)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.62	0.61	(d)	0.95	(e)	0.95	(e)	1.69	(e)	$1,563,646	27	(d)
15.75	4.72		0.94		0.97		1.57		1,627,633	51
16.26	19.35		0.92		1.04		1.70		1,671,580	58
14.82	12.60		0.85		1.06		1.92		1,604,257	70
14.42	(1.34)		0.85		1.07		1.80		1,498,459	58
16.97	13.28		0.85		1.07		1.62		1,663,444	73

14.41	0.23	(d)	1.70	(e)	1.70	(e)	0.94	(e)	213,227	27	(d)
15.54	3.90		1.70		1.73		0.81		230,385	51
16.06	18.57		1.66		1.79		0.96		295,025	58
14.64	11.71		1.60		1.81		1.19		291,842	70
14.27	(2.03)		1.60		1.82		1.06		245,055	58
16.81	12.42		1.59		1.81		0.87		272,167	73

14.64	0.69	(d)	0.70	(e)	0.80	(e)	1.95	(e)	247,190	27	(d)
15.77	5.00		0.70		0.82		1.82		241,282	51
16.26	19.71		0.70		0.89		1.92		245,916	58
14.80	12.72		0.70		0.91		2.18		266,399	70
14.41	(1.20)		0.70		0.92		1.95		99,737	58
16.96	13.46		0.70		0.92		1.77		123,836	73

14.83	0.74	(d)	0.63	(e)	0.63	(e)	2.02	(e)	184,492	27	(d)
15.96	5.07		0.62		0.65		1.91		188,484	51
16.45	13.31	(d)	0.59	(e)	0.70	(e)	2.34	(e)	176,087	58

14.77	0.73	(d)	0.70	(e)	0.70	(e)	1.94	(e)	37,209	27	(d)
15.91	4.93		0.69		0.72		1.82		42,698	51
16.41	19.77		0.66		0.79		2.17		43,186	58
14.93	12.86		0.60		0.81		2.18		18,315	70
14.52	(1.09)		0.60		0.82		2.05		15,507	58
17.07	13.54		0.60		0.82		1.89		17,061	73

14.71	0.55	(d)	1.16	(e)	1.16	(e)	1.44	(e)	895	27	(d)
15.83	4.48		1.15		1.17		1.36		1,663	51
16.34	19.16		1.12		1.24		1.50		1,794	58
14.88	12.40		1.05		1.26		1.71		1,782	70
14.47	(1.56)		1.05		1.27		1.60		1,834	58
17.02	13.03		1.05		1.27		1.42		2,714	73

14.77	0.43	(d)	1.31	(e)	1.31	(e)	1.31	(e)	949	27	(d)
15.90	4.38		1.30		1.32		1.22		1,267	51
16.40	19.01		1.27		1.39		1.37		1,335	58
14.93	12.16		1.20		1.41		1.57		1,010	70
14.52	(1.69)		1.20		1.42		1.44		1,108	58
17.05	12.86		1.20		1.42		1.26		1,940	73

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2019(c)	$15.67	$0.10	$(0.11)	$(0.01)	$(0.09)	$(1.03)	$(1.12)
11/30/2018	16.19	0.20	0.47	0.67	(0.20)	(0.99)	(1.19)
11/30/2017	14.75	0.22	2.42	2.64	(0.23)	(0.97)	(1.20)
11/30/2016	14.36	0.24	1.36	1.60	(0.21)	(1.00)	(1.21)
11/30/2015	16.91	0.23	(0.46)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.52	0.22	1.74	1.96	(0.21)	(0.36)	(0.57)
Class R4
5/31/2019(c)	15.74	0.12	(0.11)	0.01	(0.11)	(1.03)	(1.14)
11/30/2018	16.25	0.25	0.48	0.73	(0.25)	(0.99)	(1.24)
11/30/2017	14.81	0.26	2.42	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.31	1.34	1.65	(0.26)	(1.00)	(1.26)
6/30/2015 to 11/30/2015(g)	14.37	0.11	0.01	0.12	(0.07)	–	(0.07)
Class R5
5/31/2019(c)	15.90	0.15	(0.12)	0.03	(0.13)	(1.03)	(1.16)
11/30/2018	16.40	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.28	2.46	2.74	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.34	1.35	1.69	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)
Class R6
5/31/2019(c)	15.96	0.15	(0.12)	0.03	(0.13)	(1.03)	(1.16)
11/30/2018	16.44	0.30	0.49	0.79	(0.28)	(0.99)	(1.27)
11/30/2017	14.95	0.31	2.45	2.76	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.43	1.28	1.71	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.54	0.48	(d)	1.20	(e)	1.20	(e)	1.43	(e)	$ 14,464	27	(d)
15.67	4.48		1.19		1.22		1.31		17,079	51
16.19	19.10		1.14		1.27		1.47		21,399	58
14.75	12.32		1.09		1.30		1.69		23,998	70
14.36	(1.57)		1.08		1.30		1.57		22,189	58
16.91	13.05		1.09		1.31		1.38		23,187	73

14.61	0.62	(d)	0.95	(e)	0.95	(e)	1.70	(e)	4,785	27	(d)
15.74	4.75		0.94		0.97		1.61		4,331	51
16.25	19.42		0.93		1.04		1.71		2,171	58
14.81	12.60		0.84		1.06		2.14		316	70
14.42	0.85	(d)	0.85	(e)	1.07	(e)	1.85	(e)	10	58

14.77	0.73	(d)	0.70	(e)	0.70	(e)	1.97	(e)	386	27	(d)
15.90	5.00		0.69		0.72		1.84		248	51
16.40	19.71		0.66		0.79		1.88		201	58
14.93	12.86		0.59		0.81		2.38		314	70
14.52	0.98	(d)	0.60	(e)	0.82	(e)	2.11	(e)	10	58

14.83	0.80	(d)	0.63	(e)	0.63	(e)	2.02	(e)	11,114	27	(d)
15.96	5.06		0.62		0.65		1.89		11,344	51
16.44	19.84		0.62		0.73		2.05		13,163	58
14.95	13.03		0.49		0.70		2.99		235	70
14.52	0.98	(d)	0.49	(e)	0.70	(e)	2.22	(e)	10	58

See Notes to Financial Statements.	29

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2019(c)	$21.46	$(0.05)	$1.92	$ 1.87	$(1.14)	$22.19
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.09)	3.97	3.88	(0.58)	22.21
11/30/2016	21.48	(0.07)	0.04	(0.03)	(2.54)	18.91
11/30/2015	23.75	(0.10)	1.09	0.99	(3.26)	21.48
11/30/2014	25.70	(0.09)	2.40	2.31	(4.26)	23.75
Class C
5/31/2019(c)	15.93	(0.10)	1.38	1.28	(1.14)	16.07
11/30/2018	17.08	(0.20)	0.89	0.69	(1.84)	15.93
11/30/2017	14.78	(0.18)	3.06	2.88	(0.58)	17.08
11/30/2016	17.48	(0.16)	–	(0.16)	(2.54)	14.78
11/30/2015	20.06	(0.21)	0.89	0.68	(3.26)	17.48
11/30/2014	22.49	(0.21)	2.04	1.83	(4.26)	20.06
Class F
5/31/2019(c)	22.33	(0.04)	2.02	1.98	(1.14)	23.17
11/30/2018	23.00	(0.08)	1.25	1.17	(1.84)	22.33
11/30/2017	19.54	(0.06)	4.10	4.04	(0.58)	23.00
11/30/2016	22.08	(0.04)	0.04	–	(2.54)	19.54
11/30/2015	24.29	(0.07)	1.12	1.05	(3.26)	22.08
11/30/2014	26.15	(0.06)	2.46	2.40	(4.26)	24.29
Class F3
5/31/2019(c)	24.53	(0.02)	2.24	2.22	(1.14)	25.61
11/30/2018	25.05	(0.04)	1.36	1.32	(1.84)	24.53
4/4/2017 to 11/30/2017(f)	21.60	–	3.45	3.45	–	25.05
Class I
5/31/2019(c)	24.41	(0.03)	2.23	2.20	(1.14)	25.47
11/30/2018	24.95	(0.05)	1.35	1.30	(1.84)	24.41
11/30/2017	21.12	(0.06)	4.47	4.41	(0.58)	24.95
11/30/2016	23.63	(0.03)	0.06	0.03	(2.54)	21.12
11/30/2015	25.75	(0.05)	1.19	1.14	(3.26)	23.63
11/30/2014	27.45	(0.04)	2.60	2.56	(4.26)	25.75
Class P
5/31/2019(c)	20.90	(0.07)	1.87	1.80	(1.14)	21.56
11/30/2018	21.72	(0.15)	1.17	1.02	(1.84)	20.90
11/30/2017	18.54	(0.12)	3.88	3.76	(0.58)	21.72
11/30/2016	21.15	(0.11)	0.04	(0.07)	(2.54)	18.54
11/30/2015	23.48	(0.14)	1.07	0.93	(3.26)	21.15
11/30/2014	25.49	(0.13)	2.38	2.25	(4.26)	23.48
Class R2
5/31/2019(c)	20.39	(0.09)	1.82	1.73	(1.14)	20.98
11/30/2018	21.26	(0.18)	1.15	0.97	(1.84)	20.39
11/30/2017	18.19	(0.15)	3.80	3.65	(0.58)	21.26
11/30/2016	20.83	(0.13)	0.03	(0.10)	(2.54)	18.19
11/30/2015	23.20	(0.17)	1.06	0.89	(3.26)	20.83
11/30/2014	25.27	(0.16)	2.35	2.19	(4.26)	23.20

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.73	(d)	1.16	(e)	(0.51	)(e)	$350,308	12	(d)
5.41		1.18		(0.51)		333,638	55
21.17		1.26		(0.43)		348,028	73
0.37		1.29		(0.39)		356,816	117
4.78		1.28		(0.46)		409,626	97
10.41		1.31		(0.41)		419,614	207

9.38	(d)	1.91	(e)	(1.27	)(e)	26,388	12	(d)
4.61		1.93		(1.27)		26,130	55
20.28		2.00		(1.17)		42,858	73
(0.39)		2.03		(1.14)		50,084	117
4.00		2.02		(1.20)		61,670	97
9.63		2.02		(1.11)		62,897	207

9.85	(d)	1.02	(e)	(0.37	)(e)	20,154	12	(d)
5.53		1.03		(0.36)		20,840	55
21.36		1.11		(0.29)		21,021	73
0.52		1.14		(0.23)		22,020	117
4.95		1.13		(0.31)		21,956	97
10.60		1.13		(0.24)		20,503	207

9.95	(d)	0.85	(e)	(0.20	)(e)	6,982	12	(d)
5.73		0.85		(0.18)		6,804	55
15.97	(d)	0.87	(e)	0.01	(e)	6,105	73

9.87	(d)	0.92	(e)	(0.27	)(e)	383,406	12	(d)
5.67		0.91		(0.20)		373,708	55
21.47		1.03		(0.30)		5,258	73
0.62		1.04		(0.14)		94,899	117
5.07		1.03		(0.19)		101,063	97
10.70		1.03		(0.16)		200,573	207

9.65	(d)	1.36	(e)	(0.71	)(e)	3,037	12	(d)
5.19		1.38		(0.71)		2,789	55
20.94		1.46		(0.62)		2,642	73
0.17		1.49		(0.59)		2,517	117
4.56		1.48		(0.66)		3,998	97
10.23		1.48		(0.58)		4,521	207

9.60	(d)	1.52	(e)	(0.86	)(e)	759	12	(d)
5.00		1.53		(0.87)		865	55
20.73		1.60		(0.78)		1,415	73
0.01		1.64		(0.74)		1,012	117
4.42		1.63		(0.80)		941	97
10.06		1.63		(0.72)		1,063	207

See Notes to Financial Statements.	31

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2019(c)	$20.81	$(0.08)	$1.87	$ 1.79	$(1.14)	$21.46
11/30/2018	21.64	(0.16)	1.17	1.01	(1.84)	20.81
11/30/2017	18.49	(0.13)	3.86	3.73	(0.58)	21.64
11/30/2016	21.11	(0.11)	0.03	(0.08)	(2.54)	18.49
11/30/2015	23.44	(0.15)	1.08	0.93	(3.26)	21.11
11/30/2014	25.47	(0.14)	2.37	2.23	(4.26)	23.44
Class R4
5/31/2019(c)	21.46	(0.05)	1.92	1.87	(1.14)	22.19
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.08)	3.96	3.88	(0.58)	22.21
11/30/2016	21.48	(0.02)	(0.01)	(0.03)	(2.54)	18.91
6/30/2015 to 11/30/2015(g)	22.27	(0.04)	(0.75)	(0.79)	–	21.48
Class R5
5/31/2019(c)	24.43	(0.03)	2.23	2.20	(1.14)	25.49
11/30/2018	24.97	(0.06)	1.36	1.30	(1.84)	24.43
11/30/2017	21.13	(0.04)	4.46	4.42	(0.58)	24.97
11/30/2016	23.64	(0.02)	0.05	0.03	(2.54)	21.13
6/30/2015 to 11/30/2015(g)	24.48	(0.02)	(0.82)	(0.84)	–	23.64
Class R6
5/31/2019(c)	24.53	(0.03)	2.25	2.22	(1.14)	25.61
11/30/2018	25.05	(0.07)	1.39	1.32	(1.84)	24.53
11/30/2017	21.18	–	4.45	4.45	(0.58)	25.05
11/30/2016	23.65	0.01	0.06	0.07	(2.54)	21.18
6/30/2015 to 11/30/2015(g)	24.48	(0.01)	(0.82)	(0.83)	–	23.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.64	(d)	1.41	(e)	(0.77	)(e)	$ 16,503	12	(d)
5.15		1.43		(0.76)		17,397	55
20.83		1.49		(0.67)		20,300	73
0.12		1.53		(0.63)		24,927	117
4.56		1.52		(0.71)		28,251	97
10.15		1.53		(0.62)		29,999	207

9.73	(d)	1.16	(e)	(0.51	)(e)	1,009	12	(d)
5.41		1.18		(0.51)		896	55
21.17		1.23		(0.40)		1,036	73
0.37		1.27		(0.12)		107	117
(3.55	)(d)	1.25	(e)	(0.49	)(e)	10	97

9.91	(d)	0.91	(e)	(0.26	)(e)	78	12	(d)
5.67		0.93		(0.26)		71	55
21.51		0.99		(0.17)		67	73
0.63		1.00		(0.11)		10	117
(3.43	)(d)	1.00	(e)	(0.24	)(e)	10	97

9.91	(d)	0.85	(e)	(0.24	)(e)	5,843	12	(d)
5.73		0.86		(0.30)		9,218	55
21.60		0.87		(0.01)		66,144	73
0.81		0.86		0.04		52	117
(3.39	)(d)	0.86	(e)	(0.10	)(e)	10	97

See Notes to Financial Statements.	33

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$20.46	$ – (d)	$(1.56)	$(1.56)	$ –	$(3.06)	$(3.06)
11/30/2018	23.63	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.64	(0.01)	2.11	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.02)	2.55	2.53	–	(5.06)	(5.06)
11/30/2015	33.61	(0.04)	1.33	1.29	–	(7.73)	(7.73)
11/30/2014	42.09	(0.01)	0.94	0.93	–	(9.41)	(9.41)
Class C
5/31/2019(c)	11.50	(0.03)	(0.93)	(0.96)	–	(3.06)	(3.06)
11/30/2018	14.67	(0.13)	(0.11)	(0.24)	–	(2.93)	(2.93)
11/30/2017	16.55	(0.11)	1.34	1.23	–	(3.11)	(3.11)
11/30/2016	20.13	(0.13)	1.61	1.48	–	(5.06)	(5.06)
11/30/2015	27.04	(0.18)	1.00	0.82	– (d)	(7.73)	(7.73)
11/30/2014	35.89	(0.19)	0.75	0.56	–	(9.41)	(9.41)
Class F
5/31/2019(c)	20.61	0.01	(1.57)	(1.56)	–	(3.06)	(3.06)
11/30/2018	23.75	(0.04)	(0.17)	(0.21)	–	(2.93)	(2.93)
11/30/2017	24.72	0.02	2.12	2.14	–	(3.11)	(3.11)
11/30/2016	27.20	0.01	2.57	2.58	–	(5.06)	(5.06)
11/30/2015	33.66	– (d)	1.33	1.33	(0.06)	(7.73)	(7.79)
11/30/2014	42.10	0.07	0.92	0.99	(0.02)	(9.41)	(9.43)
Class F3
5/31/2019(c)	24.39	0.03	(1.84)	(1.81)	–	(3.06)	(3.06)
11/30/2018	27.54	– (d)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
4/4/2017 to 11/30/2017(h)	25.41	0.05	2.08	2.13	–	–	–
Class I
5/31/2019(c)	24.28	0.02	(1.84)	(1.82)	–	(3.06)	(3.06)
11/30/2018	27.44	(0.02)	(0.19)	(0.21)	(0.02)	(2.93)	(2.95)
11/30/2017	28.06	0.05	2.44	2.49	–	(3.11)	(3.11)
11/30/2016	30.13	0.03	2.96	2.99	–	(5.06)	(5.06)
11/30/2015	36.46	0.03	1.47	1.50	(0.10)	(7.73)	(7.83)
11/30/2014	44.83	0.10	1.01	1.11	(0.07)	(9.41)	(9.48)
Class P
5/31/2019(c)	19.42	(0.02)	(1.49)	(1.51)	–	(3.06)	(3.06)
11/30/2018	22.61	(0.11)	(0.15)	(0.26)	–	(2.93)	(2.93)
11/30/2017	23.75	(0.05)	2.02	1.97	–	(3.11)	(3.11)
11/30/2016	26.43	(0.07)	2.45	2.38	–	(5.06)	(5.06)
11/30/2015	32.95	(0.10)	1.31	1.21	–	(7.73)	(7.73)
11/30/2014	41.50	(0.06)	0.92	0.86	–	(9.41)	(9.41)
Class R2
5/31/2019(c)	19.21	(0.03)	(1.48)	(1.51)	–	(3.06)	(3.06)
11/30/2018	22.43	(0.14)	(0.15)	(0.29)	–	(2.93)	(2.93)
11/30/2017	23.62	(0.09)	2.01	1.92	–	(3.11)	(3.11)
11/30/2016	26.33	(0.09)	2.44	2.35	–	(5.06)	(5.06)
11/30/2015	32.90	(0.14)	1.30	1.16	–	(7.73)	(7.73)
11/30/2014	41.51	(0.11)	0.91	0.80	–	(9.41)	(9.41)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.84	(7.12	)(e)	1.21	(f)	(0.03	)(f)	$276,773	62	(e)
20.46	(0.97)		1.18		(0.33)		327,333	42
23.63	9.43		1.18		(0.05)		385,542	56
24.64	13.14		1.21		(0.11)		416,989	44
27.17	4.76		1.21		(0.15)		456,843	44
33.61	2.79		1.24		(0.02)		732,067	31

7.48	(7.47	)(e)	1.96	(f)	(0.78	)(f)	9,703	62	(e)
11.50	(1.70)		1.93		(1.08)		11,331	42
14.67	8.64		1.93		(0.76)		25,985	56
16.55	12.32		1.96		(0.86)		33,269	44
20.13	3.97		1.96		(0.91)		35,312	44
27.04	2.09		1.94		(0.72)		40,536	31

15.99	(7.07	)(e)	1.06	(f)	0.10	(f)	10,367	62	(e)
20.61	(0.81)		1.03		(0.18)		21,981	42
23.75	9.58		1.03		0.09		23,759	56
24.72	13.35		1.06		0.04		35,213	44
27.20	4.90		1.06		(0.01)		24,246	44
33.66	2.96		1.04		0.20		30,238	31

19.52	(6.98	)(e)	0.86	(f)	0.32	(f)	28,811	62	(e)
24.39	(0.62)		0.84		–	(g)	33,319	42
27.54	8.38	(e)	0.84	(f)	0.30	(f)	32,548	56

19.40	(6.98	)(e)	0.96	(f)	0.22	(f)	390,020	62	(e)
24.28	(0.72)		0.92		(0.08)		466,928	42
27.44	9.70		0.93		0.19		621,900	56
28.06	13.43		0.96		0.14		679,954	44
30.13	5.01		0.96		0.09		736,890	44
36.46	3.08		0.95		0.27		1,000,533	31

14.85	(7.16	)(e)	1.41	(f)	(0.23	)(f)	22,230	62	(e)
19.42	(1.17)		1.38		(0.54)		25,895	42
22.61	9.21		1.38		(0.26)		35,174	56
23.75	12.90		1.42		(0.31)		46,606	44
26.43	4.57		1.42		(0.36)		58,957	44
32.95	2.62		1.40		(0.18)		100,846	31

14.64	(7.25	)(e)	1.55	(f)	(0.35	)(f)	761	62	(e)
19.21	(1.33)		1.53		(0.68)		656	42
22.43	9.03		1.53		(0.41)		682	56
23.62	12.81		1.57		(0.42)		381	44
26.33	4.38		1.56		(0.55)		288	44
32.90	2.44		1.56		(0.35)		154	31

See Notes to Financial Statements.	35

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2019(c)	$19.50	$(0.02)	$(1.49)	$(1.51)	$ –	$(3.06)	$(3.06)
11/30/2018	22.70	(0.11)	(0.16)	(0.27)	–	(2.93)	(2.93)
11/30/2017	23.84	(0.06)	2.03	1.97	–	(3.11)	(3.11)
11/30/2016	26.51	(0.07)	2.46	2.39	–	(5.06)	(5.06)
11/30/2015	33.04	(0.10)	1.30	1.20	–	(7.73)	(7.73)
11/30/2014	41.60	(0.06)	0.91	0.85	–	(9.41)	(9.41)
Class R4
5/31/2019(c)	20.47	– (d)	(1.57)	(1.57)	–	(3.06)	(3.06)
11/30/2018	23.64	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.65	(0.02)	2.12	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.05)	2.59	2.54	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	27.41	(0.03)	(0.21)	(0.24)	–	–	–
Class R5
5/31/2019(c)	24.31	0.03	(1.86)	(1.83)	–	(3.06)	(3.06)
11/30/2018	27.47	(0.03)	(0.17)	(0.20)	(0.03)	(2.93)	(2.96)
11/30/2017	28.08	0.03	2.47	2.50	–	(3.11)	(3.11)
11/30/2016	30.14	0.04	2.96	3.00	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	30.37	– (d)	(0.23)	(0.23)	–	–	–
Class R6
5/31/2019(c)	24.38	0.03	(1.84)	(1.81)	–	(3.06)	(3.06)
11/30/2018	27.53	– (d)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
11/30/2017	28.12	0.07	2.45	2.52	–	(3.11)	(3.11)
11/30/2016	30.15	0.07	2.96	3.03	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	30.37	0.01	(0.23)	(0.22)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.93	(7.24	)(e)	1.46	(f)	(0.27	)(f)	$ 5,522	62	(e)
19.50	(1.16)		1.43		(0.54)		6,080	42
22.70	9.17		1.42		(0.29)		7,728	56
23.84	12.89		1.44		(0.33)		7,238	44
26.51	4.52		1.44		(0.39)		6,395	44
33.04	2.59		1.42		(0.19)		8,266	31

15.84	(7.12	)(e)	1.20	(f)	(0.02	)(f)	2,314	62	(e)
20.47	(0.96)		1.18		(0.33)		1,851	42
23.64	9.43		1.18		(0.08)		3,448	56
24.65	13.19		1.19		(0.20)		1,234	44
27.17	(0.88	)(e)	1.16	(f)	(0.23	)(f)	10	44

19.42	(6.97	)(e)	0.91	(f)	0.26	(f)	12	62	(e)
24.31	(0.74)		0.92		(0.10)		13	42
27.47	9.73		0.92		0.12		345	56
28.08	13.46		0.94		0.17		15	44
30.14	(0.76	)(e)	0.90	(f)	0.02	(e)	10	44

19.51	(6.94	)(e)	0.86	(f)	0.32	(e)	15,499	62	(e)
24.38	(0.62)		0.84		–	(g)	20,220	42
27.53	9.79		0.84		0.28		23,145	56
28.12	13.58		0.85		0.27		28,895	44
30.15	(0.72	)(e)	0.83	(f)	0.09	(f)	10	44

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active classes of shares at May 31, 2019: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange

Notes to Financial Statements (unaudited)(continued)

traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years that ended from November 30, 2015 through November 30, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain

Notes to Financial Statements (unaudited)(continued)

(loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for Calibrated Dividend Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

The management fee for Growth Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

The management fee for Small Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2019, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Calibrated Dividend Growth Fund	.54%
Growth Opportunities Fund	.75%
Small Cap Value Fund	.75%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2019 and continuing through March 31, 2020, the Distributor has contractually agreed to waive Calibrated Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Directors.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2019:

	Distributor Commissions	Dealers’ Concessions
Calibrated Dividend Growth Fund	$147,935	$784,977
Growth Opportunities Fund	26,041	143,597
Small Cap Value Fund	20,988	112,950

Distributor received the following amount of CDSCs for the six months ended May 31, 2019:

	Class A	Class C
Calibrated Dividend Growth Fund	$8,080	$4,296
Growth Opportunities Fund	556	495
Small Cap Value Fund	1,185	199

Other Related Parties

As of May 31, 2019, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Growth Opportunities Fund	Small Cap Value Fund
Alpha Strategy Fund	–	21.06%
Multi-Asset Balanced Opportunities Fund	17.88%	–
Multi-Asset Global Opportunity Fund	1.19%
Multi-Asset Growth Fund	14.65%	–
Multi-Asset Income Fund	8.96%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Calibrated Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2019 and fiscal year ended November 30, 2018 were as follows:

	Calibrated Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended		Six Months Ended
	5/31/2019	Year Ended	5/31/2019	Year Ended
	(unaudited)	11/30/2018	(unaudited)	11/30/2018
Distributions paid from:
Ordinary income	$53,332,881	$114,861,886	$8,159,867	$10,054,491
Net long-term capital gains	117,089,445	71,418,951	31,348,329	32,746,855
Total distributions paid	$170,422,326	$186,280,837	$39,508,196	$42,801,346

	Small Cap Value Fund
	Six Months Ended
	5/31/2019	Year Ended
	(unaudited)	11/30/2018
Distributions paid from:
Ordinary income	$7,600,191	$589,565
Net long-term capital gains	116,538,970	133,220,122
Total distributions paid	$124,139,161	$133,809,687

As of May 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,091,337,552	$643,742,415	$782,226,901
Gross unrealized gain	250,035,524	202,260,585	63,331,729
Gross unrealized loss	(67,561,092)	(30,680,452)	(76,860,937)
Net unrealized security gain (loss)	$182,474,432	$171,580,133	$(13,529,208)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, investments in other financial instruments and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2019 were as follows:

	Purchases	Sales
Calibrated Dividend Growth Fund	$627,415,397	$706,197,365
Growth Opportunities Fund	91,287,930	140,703,736
Small Cap Value Fund	509,189,391	606,824,633

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2019.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended May 31, 2019, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain
Calibrated Dividend Growth Fund	$5,307,809	$11,780,729	$1,709,491
Growth Opportunities Fund	–	17,033,843	88,857
Small Cap Value Fund	1,751,921	4,314,733	58,032

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2019 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2019, the Fund had futures contracts with unrealized depreciation of $446,597. Amounts of $169,384 and $(517,362) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 70.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

	Calibrated Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$10,430,623	$–	$10,430,623
Total	$10,430,623	$–	$10,430,623

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$10,430,623	$–	$–	$(10,430,623)	$–
Total	$10,430,623	$–	$–	$(10,430,623)	$–

	Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$13,377,299	$–	$13,377,299
Total	$13,377,299	$–	$13,377,299

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$13,377,299	$–	$–	$(13,377,299)	$–
Total	$13,377,299	$–	$–	$(13,377,299)	$–

			Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$29,892,694	$–	$29,892,694
Total	$29,892,694	$–	$29,892,694

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$29,892,694	$–	$–	$(29,892,694)	$–
Total	$29,892,694	$–	$–	$(29,892,694)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2019.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

For the six months ended May 31, 2019, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended May 31, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Calibrated Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less

Notes to Financial Statements (unaudited)(continued)

frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Calibrated Dividend Growth Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,968,062	$98,964,005	9,564,783	$148,269,160
Converted from Class B*	–	–	41,382	640,360
Converted from Class C**	319,011	4,628,934	2,374,618	35,951,239
Reinvestment of distributions	8,357,788	114,208,738	8,003,118	123,083,883
Shares reacquired	(12,024,129)	(172,292,335)	(19,451,024)	(301,099,074)
Increase	3,620,732	$45,509,342	532,877	$6,845,568

Class B Shares(a)
Shares sold	–	$–	97	$1,486
Reinvestment of distributions	–	–	8,492	129,500
Shares reacquired	–	–	(103,069)	(1,592,684)
Converted to Class A*	–	–	(41,656)	(640,360)
Increase (decrease)	–	$–	(136,136)	$(2,102,058)

Class C Shares
Shares sold	1,360,934	$18,978,192	1,895,073	$29,074,479
Reinvestment of distributions	1,102,348	14,818,877	1,224,896	18,582,786
Shares reacquired	(2,166,303)	(30,589,717)	(4,263,692)	(64,936,886)
Converted to Class A**	(323,688)	(4,628,934)	(2,408,079)	(35,951,239)
Decrease	(26,709)	$(1,421,582)	(3,551,802)	$(53,230,860)

Class F Shares
Shares sold	4,866,100	$71,452,926	4,928,487	$76,783,071
Reinvestment of distributions	1,038,196	14,207,271	998,965	15,362,516
Shares reacquired	(4,325,609)	(62,562,550)	(5,749,088)	(88,577,607)
Increase	1,578,687	$23,097,647	178,364	$3,567,980

Class F3 Shares
Shares sold	1,230,863	$18,167,498	3,299,250	$51,617,144
Reinvestment of distributions	989,401	13,716,285	896,358	13,954,493
Shares reacquired	(1,592,792)	(23,580,913)	(3,090,657)	(48,475,625)
Increase	627,472	$8,302,870	1,104,951	$17,096,012

Class I Shares
Shares sold	254,234	$3,645,980	693,453	$10,788,500
Reinvestment of distributions	214,939	2,967,583	212,647	3,301,777
Shares reacquired	(635,171)	(9,242,854)	(853,756)	(13,336,426)
Increase (decrease)	(165,998)	$(2,629,291)	52,344	$753,851

Notes to Financial Statements (unaudited)(continued)

Calibrated Dividend Growth Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	3,654	$53,188	7,262	$112,972
Reinvestment of distributions	8,017	110,050	8,497	131,367
Shares reacquired	(55,775)	(821,296)	(20,543)	(317,028)
Decrease	(44,104)	$(658,058)	(4,784)	$(72,689)

Class R2 Shares
Shares sold	5,463	$79,294	15,101	$237,870
Reinvestment of distributions	6,262	86,397	5,154	79,990
Shares reacquired	(27,170)	(411,548)	(21,942)	(344,941)
Decrease	(15,445)	$(245,857)	(1,687)	$(27,081)

Class R3 Shares
Shares sold	67,591	$965,724	151,488	$2,326,640
Reinvestment of distributions	89,678	1,218,061	101,583	1,554,078
Shares reacquired	(252,301)	(3,585,755)	(485,532)	(7,508,595)
Decrease	(95,032)	$(1,401,970)	(232,461)	$(3,627,877)

Class R4 Shares
Shares sold	63,923	$912,094	178,316	$2,824,470
Reinvestment of distributions	11,536	157,660	8,801	135,280
Shares reacquired	(23,028)	(334,303)	(45,503)	(701,194)
Increase	52,431	$735,451	141,614	$2,258,556

Class R5 Shares
Shares sold	12,460	$191,042	2,845	$44,524
Reinvestment of distributions	1,237	17,078	1,045	16,214
Shares reacquired	(3,165)	(47,272)	(510)	(7,860)
Increase	10,532	$160,848	3,380	$52,878

Class R6 Shares
Shares sold	69,062	$1,003,757	150,613	$2,387,419
Reinvestment of distributions	20,101	278,715	25,105	390,501
Shares reacquired	(50,670)	(731,306)	(265,217)	(4,207,467)
Increase (decrease)	38,493	$551,166	(89,499)	$(1,429,547)

Class T Shares(b)
Reinvestment of distributions	–	$–	52	$797
Shares reacquired	–	–	(726)	(11,215)
Increase (decrease)	–	$–	(674)	$(10,418)

Growth Opportunities Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	735,742	$15,106,779	1,117,733	$23,744,866
Converted from Class B*	–	–	19,551	413,459
Converted from Class C**	33,532	717,861	595,880	12,758,686
Reinvestment of distributions	912,312	16,968,996	1,352,643	27,391,072
Shares reacquired	(1,446,351)	(30,186,606)	(3,208,919)	(68,644,074)
Increase (decrease)	235,235	$2,607,030	(123,112)	$(4,335,991)

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class B Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	627	$9,532
Reinvestment of distributions	–	–	5,113	77,461
Shares reacquired	–	–	(26,901)	(419,189)
Converted to Class A*	–	–	(26,052)	(413,459)
Increase (decrease)	–	$–	(47,213)	$(745,655)

Class C Shares
Shares sold	208,481	$2,951,151	210,656	$3,357,443
Reinvestment of distributions	132,290	1,787,234	293,555	4,444,397
Shares reacquired	(292,378)	(4,449,019)	(573,755)	(9,117,339)
Converted to Class A**	(46,250)	(717,861)	(799,528)	(12,758,686)
Increase (decrease)	2,143	$(428,495)	(869,072)	$(14,074,185)

Class F Shares
Shares sold	94,118	$2,058,689	294,901	$6,576,505
Reinvestment of distributions	50,756	984,663	70,550	1,484,368
Shares reacquired	(208,221)	(4,488,758)	(345,995)	(7,632,722)
Increase (decrease)	(63,347)	$(1,445,406)	19,456	$428,151

Class F3 Shares
Shares sold	28,049	$687,869	87,083	$2,105,485
Reinvestment of distributions	14,609	313,063	19,636	453,200
Shares reacquired	(47,344)	(1,147,336)	(73,131)	(1,773,062)
Increase (decrease)	(4,686)	$(146,404)	33,588	$785,623

Class I Shares
Shares sold	1,729,040	$45,075,101	16,083,365	$387,364,241
Reinvestment of distributions	802,630	17,104,054	17,657	405,765
Shares reacquired	(2,785,664)	(67,422,390)	(1,002,090)	(25,027,130)
Increase (decrease)	(253,994)	$(5,243,235)	15,098,932	$362,742,876

Class P Shares
Shares sold	15,024	$306,375	35,038	$736,937
Reinvestment of distributions	8,270	149,527	11,343	224,141
Shares reacquired	(15,878)	(310,948)	(34,584)	(712,645)
Increase	7,416	$144,954	11,797	$248,433

Class R2 Shares
Shares sold	5,757	$110,294	20,702	$418,663
Reinvestment of distributions	1,851	32,602	2,441	47,109
Shares reacquired	(13,881)	(287,868)	(47,280)	(969,066)
Decrease	(6,273)	$(144,972)	(24,137)	$(503,294)

Class R3 Shares
Shares sold	45,786	$930,966	173,747	$3,656,647
Reinvestment of distributions	51,923	934,613	89,679	1,765,770
Shares reacquired	(164,545)	(3,337,121)	(365,422)	(7,604,134)
Decrease	(66,836)	$(1,471,542)	(101,996)	$(2,181,717)

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	6,784	$143,977	28,961	$611,931
Reinvestment of distributions	2,442.18	45,424	3,002	60,800
Shares reacquired	(5,516)	(116,779)	(36,871)	(798,431)
Increase (decrease)	3,710.18	$72,622	(4,908)	$(125,700)

Class R5 Shares
Shares sold	44	$1,072	70	$1,706
Reinvestment of distributions	155	3,310	216	4,974
Shares reacquired	(31)	(803)	(84)	(2,072)
Increase	168	$3,579	202	$4,608

Class R6 Shares
Shares sold	18,665	$458,951	90,571	$2,203,729
Reinvestment of distributions	12,582	269,624	197,134	4,549,855
Shares reacquired	(178,863)	(4,258,073)	(2,552,875)	(61,554,025)
Decrease	(147,616)	$(3,529,498)	(2,265,170)	$(54,800,441)

Small Cap Value Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,404,048	$22,580,425	1,907,096	$40,459,499
Converted from Class B*	–	–	7,278	154,543
Converted from Class C**	14,901	247,565	530,941	11,294,936
Reinvestment of distributions	2,835,361	43,352,661	2,122,813	43,199,241
Shares reacquired	(2,772,651)	(46,486,539)	(4,888,357)	(102,744,350)
Increase (decrease)	1,481,659	$19,694,112	(320,229)	$(7,636,131)

Class B Shares(a)
Shares sold	–	$–	595	$6,998
Reinvestment of distributions	–	–	2,677	30,735
Shares reacquired	–	–	(1,244)	(7,559)
Converted to Class A*	–	–	(12,635)	(154,543)
Increase (decrease)	–	$–	(10,607)	$(124,369)

Class C Shares
Shares sold	153,969	$1,170,311	249,312	$3,021,075
Reinvestment of distributions	396,673	2,875,880	431,544	4,971,382
Shares reacquired	(207,613)	(1,605,035)	(525,877)	(6,289,010)
Converted to Class A**	(31,462)	(247,565)	(941,107)	(11,294,936)
Increase (decrease)	311,567	$2,193,591	(786,128)	$(9,591,489)

Class F Shares
Shares sold	161,740	$2,683,991	445,655	$9,620,419
Reinvestment of distributions	117,876	1,818,819	86,039	1,760,362
Shares reacquired	(697,639)	(11,614,487)	(465,642)	(9,888,209)
Increase (decrease)	(418,023)	$(7,111,677)	66,052	$1,492,572

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	173,830	$3,563,235	472,047	$11,872,217
Reinvestment of distributions	217,669	4,096,535	145,769	3,523,248
Shares reacquired	(281,492)	(5,872,768)	(433,525)	(10,995,865)
Increase	110,007	$1,787,002	184,291	$4,399,600

Class I Shares
Shares sold	497,082	$10,138,097	1,488,324	$37,748,638
Reinvestment of distributions	3,059,039	57,265,207	2,716,431	65,411,652
Shares reacquired	(2,689,603)	(54,160,749)	(7,632,482)	(199,694,714)
Increase (decrease)	866,518	$13,242,555	(3,427,727)	$(96,534,424)

Class P Shares
Shares sold	63,606	$990,146	136,528	$2,781,696
Reinvestment of distributions	280,453	4,024,498	233,430	4,514,543
Shares reacquired	(180,584)	(2,895,898)	(591,755)	(12,043,520)
Increase (decrease)	163,475	$2,118,746	(221,797)	$(4,747,281)

Class R2 Shares
Shares sold	13,023	$195,588	7,849	$153,888
Reinvestment of distributions	5,341	75,630	2,941	56,344
Shares reacquired	(522)	(8,198)	(7,054)	(137,879)
Increase	17,842	$263,020	3,736	$72,353

Class R3 Shares
Shares sold	20,922	$331,037	54,627	$1,112,392
Reinvestment of distributions	66,178	954,955	50,531	981,827
Shares reacquired	(28,892)	(458,954)	(133,808)	(2,725,526)
Increase (decrease)	58,208	$827,038	(28,650)	$(631,307)

Class R4 Shares
Shares sold	62,428	$979,085	34,336	$729,957
Reinvestment of distributions	16,872	258,148	21,145	430,311
Shares reacquired	(23,670)	(400,267)	(110,947)	(2,250,893)
Increase (decrease)	55,630	$836,966	(55,466)	$(1,090,625)

Class R5 Shares
Shares sold	–	$–	343	$8,522
Reinvestment of distributions	90	1,680	1,542	37,155
Shares reacquired	–	–	(13,907)	(365,788)
Increase (decrease)	90	$1,680	(12,022)	$(320,111)

Class R6 Shares
Shares sold	132,303	$2,651,321	88,285	$2,223,254
Reinvestment of distributions	92,024	1,730,963	70,138	1,695,236
Shares reacquired	(259,272)	(4,957,215)	(169,793)	(4,319,875)
Decrease	(34,945)	$(574,931)	(11,370)	$(401,385)
*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on April 25, 2018.
(b)	Closed on July 24, 2018.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2018. As to Calibrated Dividend Growth Fund, the Board observed that the Fund’s

Approval of Advisory Contract (continued)

investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account changes to the Fund’s portfolio management team. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Dividend Growth Fund and Small Cap Value Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Growth Opportunities Fund, the Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, its advisory fee was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services

Approval of Advisory Contract (concluded)

to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Calibrated Dividend Growth Fund and Small Cap Value Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Growth Opportunities Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Calibrated Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 30, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 30, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 30, 2019